10. Related Party Transactions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Related Party Transactions [Abstract]
Beginning balance	$ 3,192	$ 3,679
New loans	5,716	8,030
Repayments	(5,436)	(8,517)
Ending balance	$ 3,472	$ 3,192